HIBERNIA FUNDS

                           5800 Corporate Drive
                    Pittsburgh, Pennsylvania 15237-7010

                              January 5, 2004


EDGAR Operations Branch
Securities and Exchange Commission
Division of Investment Management
450 Fifth Street, Northwest
Washington, DC  20549

     RE: HIBERNIA FUNDS (the "Trust")
            Hibernia Capital Appreciation Fund
            Hibernia Louisiana Municipal Income Fund
            Hibernia Mid Cap Equity Fund
            Hibernia Total Return Bond Fund
            Hibernia U.S. Government Income Fund
            Hibernia Cash Reserve Fund
            Hibernia U.S. Treasury Money Market Fund
           1933 Act File No. 33-21321
           1940 Act File No. 811-5536

Dear Sir or Madam:

      Pursuant  to  Rule  497(j)  of  the   Securities   Act  of  1933,   the
above-referenced Trust hereby certifies that the definitive form of the Prospectus and Statement of Additional Information dated December 31, 2003, that would have been filed under Rule 497(c), does not differ from the form of Prospectus and Statement of Additional Information contained in the most recent Registration Statement for the Trust. This Registration Statement was electronically filed under 485(b) as Post-Effective amendment No. 28 on December 31, 2003.

      If you have any questions regarding this certification, please contact Heather A. Eastgate at (412) 288-1097.

                                                Very truly yours,



                                                /s/ Gregory Dulski
                                                Gregory Dulski
                                                Assistant Secretary